Fair Value Measurement - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Trade receivables at fair value	₽ 459	₽ 1,938
Gain for fair value adjustments		₽ 29
Loss for fair value adjustments	₽ 815		₽ 1,520